DEPOSITS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of interest expense on deposits [Abstract]
Savings and interest-bearing checking		$ 2,101	$ 2,264	$ 5,371
Reciprocal		764	2,158	6,024
Time		1,507	7,073	7,148
Brokered time		93	1,171	4,882
Total		4,465	12,666	$ 23,425
Aggregate amount of time deposits of $250,000 or more		93,100	50,000
Time Deposits denominations amount		250	250
Summary of the maturity of time deposits [Abstract]
2022	[1]	269,067
2023	[1]	43,692
2024	[1]	10,067
2025	[1]	5,834
2026	[1]	6,794
2027 and thereafter	[1]	338
Total	[1]	335,792
Summary of reciprocal deposits [Abstract]
Demand		559,664	515,092
Money market		2,546	3,308
Time		24,416	37,785
Total		$ 586,626	$ 556,185

[1]	Includes time deposits, brokered time deposits and reciprocal time deposits